Loan Payable (Tables)	12 Months Ended
Dec. 31, 2024
Loan Payable [Abstract]
Schedule of Loan Payable to Non-Related Parties

Loans payable to non-related parties consist of the following:

	December 31, 2024	December 31, 2023
	EUR	EUR
Unsecured – at amortized cost:
Unsecured – at amortized cost: (2022: interest rate: 0.75% per annum)	221,963	325,202

Analyzed between:
Current portion – due within 1 year	81,297	99,125
Non-current portion – due within 2 to 5 years	140,666	226,077
	221,963	325,266